INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2021
INCOME TAXES
Schedule of components of the income tax expenses (benefit)

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
	USD	USD	USD
Current	482,976	446,769	853,970
Deferred	—	43,186	(46,260)
Total	482,976	489,955	807,710

Schedule of net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD
Advertising expenses	—	67,925
Provision for loan loss	5,539,854	3,754,257
Provision for accounts receivable and contract assets	—	15,698
Net operating loss carry forwards	1,004,821	422,446
Total deferred tax assets	6,544,675	4,260,326
Less: Valuation allowance	(6,544,675)	(4,260,326)
Total net deferred tax assets	—	—

Schedule of reconciliation of the PRC statutory rates to the company's effective tax rate

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
PRC Income tax statutory rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax rate	1.0%	—	—
Non-deductible foreign losses	4.8%	18.5%	33.0%
Change in valuation allowance	21.1%	9.1%	—%
Non-deductible expenses and others	(0.3)%	(1.5)%	3.8%
Effective tax rate	1.6%	1.1%	11.8%